Stock-Based Compensation (Details) - Schedule of the equity incentive plan RSU activity	9 Months Ended
Mar. 31, 2023 $ / shares shares
Schedule Of The Equity Incentive Plan Rsu Activity Abstract
Number of Awards Outstanding, Unvested Beginning Balance | shares	432,666
Weighted- Average Grant Date Fair Value,Unvested Beginning Balance | $ / shares	$ 6.46
Number of Awards Outstanding,Retrospective application of recapitalization | shares	(82,240)
Weighted- Average Grant Date Fair Value,Retrospective application of recapitalization | $ / shares	$ 1.52
Number of Awards Outstanding,Adjusted, unvested balance | shares	350,426
Weighted- Average Grant Date Fair Value,Adjusted, unvested balance | $ / shares	$ 7.98
Number of Awards Outstanding,Granted | shares	4,758,115
Weighted- Average Grant Date Fair Value,Granted | $ / shares	$ 4.8
Number of Awards Outstanding,Vested | shares	(798,239)
Weighted- Average Grant Date Fair Value,ested | $ / shares	$ 4.28
Number of Awards Outstanding,Forfeited | shares	(372,215)
Weighted- Average Grant Date Fair Value,Forfeited | $ / shares	$ 4.32
Number of Awards Outstanding,Unvested Ending Balance | shares	3,938,087
Weighted- Average Grant Date Fair Value,Unvested Ending Balance | $ / shares	$ 5.24